Note 4 - Acquisitions - Assets Acquired and Liabilities Assumed (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Acquisitions 2022 [Member]
Cash consideration, net of cash acquired	$ 8,318
Acquisitions 2021 [Member]
Cash consideration, net of cash acquired		$ 11,302